VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.3%
Communication Services—10.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 332	$ 327
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,105	936
Cable One, Inc. 144A 4.000%, 11/15/30(1)	485	447
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	795	725
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	955	917
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	1,305	1,315
144A 4.500%, 11/15/31(1)	280	251
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,015	781
Directv Financing LLC 144A 5.875%, 8/15/27(1)	921	906
DISH DBS Corp.
7.750%, 7/1/26	1,470	1,461
7.375%, 7/1/28	505	479
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	500	464
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	488	459
Lumen Technologies, Inc. 144A 4.000%, 2/15/27(1)	135	126
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	910	882
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	516	476
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	583	545
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	1,135	1,030
Skillz, Inc. 144A 10.250%, 12/15/26(1)(2)	320	278
TEGNA, Inc. 5.000%, 9/15/29	535	536
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	1,015	1,033
Twitter, Inc. 144A 5.000%, 3/1/30(1)	465	463
Uniti Group LP
144A 4.750%, 4/15/28(1)	580	547
144A 6.500%, 2/15/29(1)	1,150	1,072
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	925	903
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	1,305	1,193
		18,552

Consumer Discretionary—23.5%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	1,714	1,658
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	100	93
144A 5.000%, 2/15/32(1)	100	93
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,110	967
	Par Value	Value

Consumer Discretionary—continued
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	$ 370	$ 329
144A 7.125%, 7/15/29(1)	650	562
Bath & Body Works, Inc.
6.950%, 3/1/33	480	496
6.750%, 7/1/36	560	570
Bed Bath & Beyond, Inc. 5.165%, 8/1/44	940	667
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,085	1,024
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	1,050	1,125
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,480	1,636
Carvana Co.
144A 5.625%, 10/1/25(1)	1,120	1,056
144A 5.500%, 4/15/27(1)(2)	1,090	973
Crocs, Inc. 144A 4.250%, 3/15/29(1)	815	721
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	509	473
144A 5.625%, 1/1/30(1)	561	539
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)(2)	1,060	928
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)	390	398
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	660	630
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,477
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	411	395
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	513	450
Liberty Interactive LLC 8.250%, 2/1/30(2)	1,970	1,799
Macy’s Retail Holdings LLC 5.125%, 1/15/42	190	153
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,975	1,901
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	715	656
144A 7.875%, 5/1/29(1)	1,060	908
NCL Corp., Ltd.
144A 5.875%, 2/15/27(1)	840	827
144A 7.750%, 2/15/29(1)	240	242
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,520	1,470
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	510	522
144A 4.750%, 5/1/29(1)	680	585
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	525	470
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	927	946
QVC, Inc. 5.450%, 8/15/34	2,220	1,859
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)(2)	1,665	1,524
RHP Hotel Properties LP 4.750%, 10/15/27	950	914
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd. 144A 5.500%, 8/31/26(1)	$ 501	$ 487
Shea Homes LP
144A 4.750%, 2/15/28(1)	1,140	1,073
144A 4.750%, 4/1/29(1)	1,075	1,005
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	1,715	1,398
Sonic Automotive, Inc.
144A 4.625%, 11/15/29(1)	581	523
144A 4.875%, 11/15/31(1)	526	467
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,935	1,835
144A 4.625%, 12/1/31(1)	515	471
Tempur Sealy International, Inc. 144A 4.000%, 4/15/29(1)	320	291
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	452
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,120	1,168
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	831	749
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	540	502
Yum! Brands, Inc. 4.625%, 1/31/32	190	184
		42,641

Consumer Staples—2.7%
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	540	492
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	797
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	200	171
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,135
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	1,195	1,222
144A 5.750%, 2/1/29(1)	1,162	1,058
		4,875

Energy—16.9%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	755	774
144A 8.250%, 12/31/28(1)	1,255	1,318
California Resources Corp. 144A 7.125%, 2/1/26(1)	870	905
Callon Petroleum Co.
6.375%, 7/1/26	555	552
144A 9.000%, 4/1/25(1)	205	217
144A 8.000%, 8/1/28(1)(2)	355	374
ChampionX Corp. 6.375%, 5/1/26	363	370
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	940	963
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	699	693
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	917	903
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.625%, 10/15/25(1)	$ 550	$ 561
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	175	171
Energy Transfer LP Series B 6.625% (3)	215	192
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)(2)	995	982
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	850	888
Harbour Energy plc 144A 5.500%, 10/15/26(1)	725	716
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,455	1,462
144A 6.000%, 2/1/31(1)	300	301
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	210	211
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	2,130	2,170
Nabors Industries, Inc.
5.750%, 2/1/25	230	224
144A 9.000%, 2/1/25(1)	1,031	1,074
144A 7.375%, 5/15/27(1)	310	322
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	2,255	2,268
144A 6.500%, 9/30/26(1)	1,085	1,075
Occidental Petroleum Corp.
7.500%, 5/1/31	190	232
7.875%, 9/15/31	185	231
6.450%, 9/15/36	1,463	1,719
6.600%, 3/15/46	470	552
Oceaneering International, Inc. 6.000%, 2/1/28	640	622
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	900	878
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	345
Range Resources Corp. 8.250%, 1/15/29	165	181
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	1,017
144A 7.500%, 7/15/38(1)	665	675
SM Energy Co.
6.625%, 1/15/27(2)	390	400
6.500%, 7/15/28	581	599
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	825	869
Talos Production, Inc. 12.000%, 1/15/26	398	431
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	427	431
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	705	700
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	645	655
Western Midstream Operating LP 5.750%, 2/1/50	440	429
		30,652

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—21.2%
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	$ 750	$ 672
144A 5.750%, 8/15/29(1)	500	455
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	1,155	1,209
Aretec Escrow Issuer, Inc. 144A 7.500%, 4/1/29(1)	530	509
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	195	193
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	1,515	1,506
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	555	495
CCO Holdings LLC
4.500%, 5/1/32	475	435
144A 4.250%, 2/1/31(1)	185	168
144A 4.500%, 6/1/33(1)	330	296
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	480	485
Cimpress plc 144A 7.000%, 6/15/26(1)	2,082	1,994
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	601	565
Domtar Corp. 144A 6.750%, 10/1/28(1)	463	464
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	835	861
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	325	324
144A 8.250%, 4/15/25(1)	176	176
144A 7.625%, 5/1/26(1)	1,840	1,757
144A 6.625%, 1/15/27(1)	340	315
GTCR AP Finance, Inc. 144A 8.000%, 5/15/27(1)	535	541
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	606	561
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,059	1,035
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	456	424
Holdco LLC LSF11-15 144A 6.625%, 10/15/29(1)	130	121
Icahn Enterprises LP 5.250%, 5/15/27	1,300	1,276
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	421
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	2,060	1,823
Macy’s Retail Holdings LLC 144A 5.875%, 4/1/29(1)	412	411
MGIC Investment Corp. 5.250%, 8/15/28	180	178
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	527
144A 5.625%, 1/15/30(1)	555	490
MPH Acquisition Holdings LLC
144A 5.500%, 9/1/28(1)	305	292
144A 5.750%, 11/1/28(1)(2)	781	705
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,900	1,933
144A 5.500%, 8/15/28(1)	745	716
	Par Value	Value

Financials—continued
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	$ 2,420	$ 2,323
NFP Corp. 144A 6.875%, 8/15/28(1)	1,260	1,203
Park River Holdings, Inc. 144A 6.750%, 8/1/29(1)	575	480
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	555	585
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	644	638
PRA Group, Inc.
144A 7.375%, 9/1/25(1)	515	537
144A 5.000%, 10/1/29(1)	627	594
Ritchie Bros Holdings, Inc. 144A 4.750%, 12/15/31(1)	239	233
Rocket Mortgage LLC 144A 3.875%, 3/1/31(1)	130	118
Ryan Specialty Group LLC 144A 4.375%, 2/1/30(1)	411	388
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	485	463
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	461	458
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	920	892
144A 5.750%, 6/15/27(1)	440	408
144A 5.500%, 4/15/29(1)	2,220	1,978
Victors Merger Corp. 144A 6.375%, 5/15/29(1)	900	737
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	1,250	1,170
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,135	1,070
		38,608

Health Care—5.0%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	830	775
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,525	1,368
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	495	469
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	914	853
Tenet Healthcare Corp.
6.875%, 11/15/31	516	551
144A 6.125%, 10/1/28(1)	1,445	1,468
144A 4.375%, 1/15/30(1)	365	350
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	925	973
4.750%, 5/9/27	555	533
5.125%, 5/9/29	390	375
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	940	928
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	393	417
		9,060

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—7.0%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	$ 710	$ 829
144A 5.500%, 4/20/26(1)	1,405	1,415
144A 5.750%, 4/20/29(1)	190	189
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	445	414
Deluxe Corp. 144A 8.000%, 6/1/29(1)	570	579
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	680	626
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,037	933
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	985	920
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	717
144A 7.000%, 10/15/28(1)	515	516
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	589
Park River Holdings, Inc. 144A 5.625%, 2/1/29(1)	1,120	905
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	425	396
Seaspan Corp. 144A 5.500%, 8/1/29(1)	560	524
Terex Corp. 144A 5.000%, 5/15/29(1)	585	561
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,070	1,016
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,161
Uber Technologies, Inc. 144A 4.500%, 8/15/29(1)	480	450
		12,740

Information Technology—2.8%
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,055	981
II-VI, Inc. 144A 5.000%, 12/15/29(1)	460	450
NCR Corp.
144A 5.000%, 10/1/28(1)	1,138	1,090
144A 5.125%, 4/15/29(1)	1,135	1,091
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	581
Seagate HDD Cayman 5.750%, 12/1/34	437	447
Viasat, Inc. 144A 5.625%, 4/15/27(1)	465	458
		5,098

Materials—2.3%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	341
Carpenter Technology Corp. 7.625%, 3/15/30	280	287
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	590	535
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	1,920	1,815
	Par Value	Value

Materials—continued
Sylvamo Corp. 144A 7.000%, 9/1/29(1)(2)	$ 884	$ 867
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	253
		4,098

Real Estate—1.9%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	685	617
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	1,662	1,647
144A 4.500%, 4/1/27(1)	1,000	933
XHR LP 144A 4.875%, 6/1/29(1)	352	342
		3,539

Utilities—0.8%
DCP Midstream Operating LP 144A 6.450%, 11/3/36(1)	150	173
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	450	422
PG&E Corp.
5.000%, 7/1/28	590	570
5.250%, 7/1/30	343	333
		1,498

Total Corporate Bonds and Notes (Identified Cost $179,419)		171,361

Leveraged Loans—1.8%
Aerospace—1.0%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	1,800	1,865
Energy—0.8%
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24(4)	752	750
BCP Raptor II LLC (1 month LIBOR + 4.750%) 5.207%, 11/3/25(4)	752	750
		1,500

Total Leveraged Loans (Identified Cost $3,316)		3,365

	Shares
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	500	43
Total Preferred Stock (Identified Cost $51)		43

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(5)	159	$ 3
Total Common Stocks (Identified Cost $1)		3

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(5)	3,898	—(6)
SandRidge Energy, Inc.(5)	1,641	—(6)
		—(6)

Total Warrants (Identified Cost $—)		—(6)

	Par Value
Convertible Bonds and Notes—0.5%
Communication Services—0.5%
DISH Network Corp. 3.375%, 8/15/26	$ 585	526
Twitter, Inc. 0.000%, 3/15/26	385	326
		852

Total Convertible Bonds and Notes (Identified Cost $915)		852

Total Long-Term Investments—96.6% (Identified Cost $183,702)		175,624

	Shares
Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(7)	2,876,428	2,876
Total Short-Term Investment (Identified Cost $2,876)		2,876

Securities Lending Collateral—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(7)(8)	6,878,448	6,878
Total Securities Lending Collateral (Identified Cost $6,878)		6,878

TOTAL INVESTMENTS—102.0% (Identified Cost $193,456)		$185,378
Other assets and liabilities, net—(2.0)%		(3,690)
NET ASSETS—100.0%		$181,688
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $145,270 or 80.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Amount is less than $500.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Netherlands	3
Bermuda	2
United Kingdom	2
Luxembourg	1
Cayman Islands	1
Panama	1
Other	2
Total	100%
† % of total investments as of March 31, 2022.

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$171,361	$—	$171,361
Leveraged Loans	3,365	—	3,365
Convertible Bonds and Notes	852	—	852
Equity Securities:
Common Stocks	3	3	—
Warrants	—(1)	—(1)	—
Preferred Stock	43	43	—
Securities Lending Collateral	6,878	6,878	—
Money Market Mutual Fund	2,876	2,876	—
Total Investments	$185,378	$9,800	$175,578

(1)	Amount is less than $500.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.